STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (677)	$ 8	$ (592)
Other comprehensive income (loss):
Reclassification adjustments for gains on available-for-sale securities			4
Comprehensive income (loss)	$ (677)	$ 8	$ (588)